SEGMENT REPORTING	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
SEGMENT REPORTING
NOTE 19	-	SEGMENT REPORTING

A.	General information:

The operations of the Group (including the companies we acquired control over on September 2018 as describe in notes 1A, 3) are conducted through two different core activities: Location based services and Wireless communications products.  These activities also represent the reportable segments of the Group.

The reportable segments are viewed and evaluated separately by Company management, since the marketing strategies, processes and expected long term financial performances of the segments are different.

Telematics services:

The telematics services segment consists predominantly of regionally- based stolen vehicle recovery (SVR) services, fleet management services and value-added services comprised of personal advanced locater services and concierge services.

The Group provides Location based services in Israel, Brazil, Argentina, Colombia, Mexico, Ecuador and the United States.

Telematics products:

The telematics product segment consists of short and medium range two-way machine-to-machine wireless communications products that are used for various applications, including automatic vehicle location, and automatic vehicle identification.

B.	Information about reported segment profit or loss and assets:

	US dollars
(in thousands)	Telematics services	Telematics products	Total

Year ended December 31, 2018

Revenues	181,357	71,978	253,335
Operating income	56,913	5,465	62,378
Assets	101,305	36,355	137,660
Goodwill	55,069	7,827	62,896
Expenditures for assets	15,677	537	16,214
Depreciation and amortization	8,630	486	9,116

Year ended December 31, 2017

Revenues	169,752	64,884	234,636
Operating income	55,012	1,523	56,535
Assets	95,384	17,192	112,576
Goodwill	1,732	2,045	3,777
Expenditures for assets	9,346	681	10,027
Depreciation and amortization	10,030	328	10,358

Year ended December 31, 2016

Revenues	141,940	57,634	199,574
Operating income	44,045	3,953	47,998
Assets	84,777	15,793	100,570
Goodwill	1,562	1,844	3,406
Expenditures for assets	9,063	268	9,331
Depreciation and amortization	8,980	180	9,160

C.	Information about reported segment profit or loss and assets:

The evaluation of performance is based on the operating income of each of the two reportable segments.

Accounting policies of the segments are the same as those described in the accounting policies applied in the consolidated financial statements.

Due to the nature of the reportable segments, there have been no inter-segment sales or transfers during the reported periods.

Financing expenses, net, non-operating other expenses, net, taxes on income and the share of the Company in losses of affiliated companies were not allocated to the reportable segments, since these items are carried and evaluated on the enterprise level.

D.	Reconciliations of reportable segment revenues, profit or loss, and assets, to the enterprise’s consolidated totals:

	US dollars
	Year ended December 31,
(in thousands)	2018	2017	2016

Total revenues of reportable segment and consolidated revenues	253,335	234,636	199,574

Operating income
Total operating income for reportable segments	62,378	56,535	47,998
Unallocated amounts:
Financing income, net	717	(989)	2,056
Other income, net	13,138	-	-
Consolidated income before taxes on income	76,233	55,546	50,054

Assets
Total assets for reportable segments (*)	200,556	116,353	103,976
Other unallocated amounts:
Current assets	103,994	59,412	43,874
Investments in affiliated and other companies	7,644	16,221	12,060
Property and equipment, net	20,074	15,092	10,912
Other unallocated amounts	41,524	8,081	7,197
Consolidated total assets (at year end)	373,792	215,159	178,019

Other significant items
Total expenditures for assets of reportable segments	16,214	10,027	9,331
Unallocated amounts	5,168	6,281	4,498
Consolidated total expenditures for assets	21,382	16,308	13,829

Total depreciation, amortization and impairment for reportable segments	9,116	10,358	9,160
Unallocated amounts	5,492	3,161	2,475
Consolidated total depreciation, amortization and impairment	14,608	13,519	11,635

(*)	Including goodwill.

E.	Geographic information

	Revenues
	Year ended December 31,
(in thousands)	2018	2017	2016

Israel	116,186	116,391	101,273
United States	8,873	8,537	8,697
Brazil	90,842	89,455	70,982
Argentina	13,643	15,211	14,772
Mexico	7,889	-	-
Ecuador	8,362	-	-
Colombia	2,450	-	-
Others	5,090	5,042	3,850
Total	253,335	234,636	199,574

	Property and equipment, net
	December 31,
(in thousands)	2018	2017	2016

Israel	16,478	16,757	11,973
United States	142	118	106
Brazil	24,562	17,969	19,188
Argentina	3,820	4,203	4,377
Mexico	3,285	-	-
Ecuador	1,530	-	-
Colombia	303	-	-
Other	340	-	-
Total	50,460	39,047	35,644

-	Revenues were attributed to countries based on customer location.

-	Property and equipment were classified based on major geographic areas in which the Company operates.

F.	Major customers

During 2018, 2017 and 2016, there were no sales exceeding 10% of total revenues to none of our customers.